Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	biote Corp.
Entity Central Index Key	0001819253
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1791125
Entity Address, Address Line One	1875 W. Walnut Hill Ln
Entity Address, Address Line Two	#100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	844
Local Phone Number	604-1246
Entity Primary SIC Number	2833
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1875 W. Walnut Hill Ln
Entity Address, Address Line Two	#100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	312
Local Phone Number	212-8079
Contact Personnel Name	Teresa S. Weber